Prospectus 2 [Member] Shareholder Fees - Prospectus 2 - PUTNAM MORTGAGE OPPORTUNITIES FUND - CLASS I	May 31, 2026
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%